Variable Portfolio – Partners International Growth Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Growth Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 0.9%
Cochlear Ltd.	21,600	4,203,367
CSL Ltd.	44,100	8,711,230
Total		12,914,597
Brazil 2.5%
Itaú Unibanco Holding SA, ADR	1,789,404	11,899,537
MercadoLibre, Inc.(a)	10,785	22,130,388
Total		34,029,925
Canada 6.6%
Alimentation Couche-Tard, Inc.	142,600	7,883,620
Canadian National Railway Co.	66,900	7,833,896
Canadian Pacific Kansas City Ltd.	111,867	9,569,103
Constellation Software, Inc.	6,118	19,838,026
Dollarama, Inc.	159,960	16,385,714
Intact Financial Corp.	98,212	18,858,853
Shopify, Inc., Class A(a)	141,055	11,304,148
Total		91,673,360
China 0.8%
Trip.com Group Ltd(a)	181,800	10,938,640
Denmark 4.5%
Coloplast A/S, Class B	51,200	6,673,691
DSV A/S	46,916	9,655,785
Novo Nordisk A/S, Class B	392,366	46,539,128
Total		62,868,604
Finland 0.5%
KONE OYJ, Class B	113,500	6,789,746
France 10.7%
Air Liquide SA	48,158	9,299,803
Airbus Group SE	59,981	8,778,599
Dassault Systemes SE	163,200	6,482,433
Hermes International SCA	2,440	6,008,150
L’Oreal SA	18,600	8,342,786
LVMH Moet Hennessy Louis Vuitton SE	25,997	19,936,478
Safran SA	73,057	17,191,993
Schneider Electric SE	82,353	21,708,904
Thales SA	73,404	11,666,194
Common Stocks (continued)
Issuer	Shares	Value ($)
TotalEnergies SE	411,992	26,752,846
VINCI SA	103,024	12,043,157
Total		148,211,343
Germany 4.9%
Adidas AG	34,100	9,036,045
Infineon Technologies AG	381,279	13,385,916
Merck KGaA	49,100	8,667,665
SAP SE	128,696	29,436,973
Symrise AG	50,985	7,055,791
Total		67,582,390
Hong Kong 1.2%
AIA Group Ltd.	877,200	7,660,463
CLP Holdings Ltd.	463,000	4,047,736
Jardine Matheson Holdings Ltd.	115,800	4,523,148
Total		16,231,347
India 4.9%
HDFC Bank Ltd.	879,384	18,110,320
Hindustan Unilever Ltd.	319,278	11,269,508
ICICI Bank Ltd.	910,164	13,812,245
Reliance Industries Ltd.	686,020	24,136,218
Total		67,328,291
Ireland 0.9%
Kingspan Group PLC	133,194	12,492,159
Italy 1.9%
Ferrari NV	30,730	14,446,480
Ferrari NV	14,400	6,747,859
Moncler SpA	17,897	1,137,832
Recordati Industria Chimica e Farmaceutica SpA	79,900	4,521,241
Total		26,853,412
Japan 14.8%
Chugai Pharmaceutical Co., Ltd.	327,300	15,864,590
Daiichi Sankyo Co., Ltd.	478,700	15,812,590
Daikin Industries Ltd.	45,300	6,358,354
FANUC Corp.	151,500	4,449,617
Hoya Corp.	225,500	31,232,550
ITOCHU Corp.	156,600	8,439,972

Variable Portfolio – Partners International Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Growth Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Keyence Corp.	50,340	24,126,058
MISUMI Group, Inc.	231,200	4,193,731
Murata Manufacturing Co., Ltd.	203,800	4,032,942
Obic Co., Ltd.	161,000	5,648,562
Shimadzu Corp.	130,700	4,371,465
Shin-Etsu Chemical Co., Ltd.	518,600	21,672,500
SMC Corp.	15,500	6,931,919
Sumitomo Mitsui Financial Group, Inc.	502,200	10,730,319
Sysmex Corp.	355,200	7,030,738
Terumo Corp.	263,800	4,997,556
Tokio Marine Holdings, Inc.	465,100	17,150,305
Tokyo Electron Ltd.	69,300	12,358,665
Total		205,402,433
Netherlands 3.0%
ASML Holding NV	36,594	30,441,107
BE Semiconductor Industries NV	22,455	2,863,926
Universal Music Group NV	131,000	3,427,120
Wolters Kluwer NV	27,300	4,604,739
Total		41,336,892
Singapore 0.6%
CapitaLand Ascendas REIT	3,622,624	8,021,881
South Korea 1.9%
Samsung Electronics Co., Ltd.	320,719	14,990,026
SK Hynix, Inc.	82,731	11,072,451
Total		26,062,477
Spain 3.8%
Amadeus IT Group SA, Class A	282,815	20,482,180
Industria de Diseno Textil SA	535,085	31,691,203
Total		52,173,383
Sweden 1.8%
Atlas Copco AB, Class A	944,772	18,310,070
Atlas Copco AB, Class B	420,200	7,209,731
Total		25,519,801
Switzerland 9.9%
ABB Ltd.	278,973	16,184,795
Kuehne & Nagel International AG	23,700	6,475,282
Lonza Group AG, Registered Shares	41,891	26,583,345
Nestlé SA, Registered Shares	64,400	6,471,713
Common Stocks (continued)
Issuer	Shares	Value ($)
Novartis AG, Registered Shares	65,200	7,507,283
Partners Group Holding AG	10,165	15,325,534
Roche Holding AG, Genusschein Shares	26,000	8,320,449
Sandoz Group AG, ADR	444,749	18,533,986
SGS SA, Registered Shares	76,979	8,595,581
Sika AG	49,941	16,553,719
VAT Group AG	13,600	6,955,023
Total		137,506,710
Taiwan 4.5%
MediaTek, Inc.	358,000	13,194,286
Taiwan Semiconductor Manufacturing Co., Ltd.	1,073,000	32,355,406
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	92,500	16,064,475
Total		61,614,167
United Kingdom 13.8%
3i Group PLC	372,882	16,518,114
AstraZeneca PLC	147,876	23,037,076
BAE Systems PLC	1,062,432	17,638,575
Compass Group PLC	1,001,230	32,099,115
Diageo PLC	182,400	6,371,215
Experian PLC	477,651	25,157,711
Haleon PLC	3,042,324	15,918,960
Halma PLC	317,041	11,085,491
London Stock Exchange Group PLC	171,551	23,487,228
Prudential PLC	88,386	819,978
RELX PLC	311,533	14,709,442
Sage Group PLC (The)	292,000	4,010,981
Total		190,853,886
United States 2.6%
ICON PLC(a)	69,353	19,925,810
Linde PLC	34,900	16,642,414
Total		36,568,224
Total Common Stocks (Cost $1,100,089,436)		1,342,973,668

Variable Portfolio – Partners International Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Growth Fund, September 30, 2024 (Unaudited)
Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	34,168,432	34,165,016
Total Money Market Funds (Cost $34,161,205)		34,165,016
Total Investments in Securities (Cost $1,134,250,641)		1,377,138,684
Other Assets & Liabilities, Net		7,177,912
Net Assets		$1,384,316,596
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	20,799,140	296,393,407	(283,030,947)	3,416	34,165,016	5,990	784,398	34,168,432
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Partners International Growth Fund  | 2024

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3QT7055_12_C01_(11/24)